Income Taxes	12 Months Ended
Apr. 30, 2025
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAX

Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory tax rates of (2025 – 27%, 2024 – 27%, and 2023 – 27%) to the earnings before income taxes. The reasons for the differences and related tax effects are as follows:

	2025	2024	2023
	$	$	$
Loss before income taxes	(34,267)	(28,703)	(27,752)

Income taxes on earnings before income taxes, at above statutory rate	(9,252)	(7,750)	(7,493)
Increase (decrease) in taxes resulting from:
Nondeductible expenses	8	1	8
Estimated SR&ED ITC	(181)	(166)	(198)
Effects of tax rate change and foreign exchange	—	—	209
Deferred tax liability	(3,871)	(1,062)	—
Tax rate difference by jurisdiction	479	588	948
Tax benefits not recognized	3,183	3,072	4,885
Impairment loss	5,720	2,790	602
Prior year tax assessments and adjustments	(197)	(183)	(420)
Other	78	122	267
Income taxes	(4,033)	(2,588)	(1,192)

	2025	2024	2023
	$	$	$
Current income taxes	185	352	(242)
Deferred income taxes	(4,218)	(2,940)	(950)
Income taxes	(4,033)	(2,588)	(1,192)

Temporary differences give rise to the following deferred income tax assets and liabilities:

	2025	2024	2023
	$	$	$
Other tax pools	—	—	31
Capital assets net of lease liabilities	217	16	(61)
Inventory and Intangible assets	(467)	(4,084)	(7,631)
Recognized deferred income tax liabilities	(250)	(4,068)	(7,661)

	2025	2024	2023
	$	$	$
Non-capital losses carried forward (expire from 2027 to 2040)	12,945	13,424	9,930
Capital losses carried forward	295	295	295
Capital assets net of lease liabilities	—	—	20
Financing costs	199	402	746
Less: unrecognized deferred income tax asset	(13,439)	(14,121)	(10,991)
Unrecognized deferred income tax liabilities	—	—	—

On July 4, 2025, tax legislation known as the One Big Beautiful Bill Act ("OBBBA") was enacted in the United States. OBBBA modifies certain international tax provisions such as the tax on Global Intangible Low Taxed Income ("GILTI") and renames GILTI as Net CFC Tested Income ("NCTI"). The Company records NCTI taxes on a deferred basis. The Company is currently evaluating the impact of U.S. tax law changes introduced by OBBBA on our consolidated financial statements. A quantitative estimate of the specific financial impacts cannot be reasonably determined at this time due to the complexity of the changes in OBBBA and the need for further analysis.